Note 11 - Other Borrowings	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Borrowings [Text Block]
11.	OTHER BORROWINGS

Other borrowings consist of advances from the FHLB and subordinated debt as follows:

			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2019	2018
Fixed-rate amortizing	07/01/25	10/01/28	4.06%	4.02%	4.47%	$404	$555
Finance lease liabilities	12/31/21	06/01/40	3.29%	2.70%	3.51%	4,098	-
Junior subordinated debt	12/21/37	12/21/37	4.10%	3.61%	4.42%	8,248	8,248

Total						$12,750	$8,803

The scheduled maturities of other borrowings are as follows:

(Dollar amounts in thousands)

		Weighted-
Year Ending December 31,	Amount	Average Rate
2020	$445	3.36%
2021	442	3.36%
2022	434	3.36%
2023	433	3.36%
2024	430	3.36%
Beyond 2024	10,566	3.87%

Total	$12,750	3.84%

Fixed-rate amortizing advances from the FHLB require monthly principal and interest payments and an annual
20
percent pay-down of outstanding principal. Monthly principal and interest payments are adjusted after each
20
percent pay-down. Under the terms of a blanket agreement, FHLB borrowings are secured by certain qualifying assets of the Company which consist principally of first
mortgage loans or mortgage-backed securities. Under this credit arrangement, the Company has a remaining borrowing capacity of approximately
$273.4
million at
December 31, 2019.
At
December 31, 2019,
the Company also had available a
$10.0
million letter of credit with FHLB, which expired
January 23, 2020.
At
December 31, 2019,
there was
no
outstanding borrowings on this letter of credit.

The Company formed a special purpose entity (“Entity”) to issue
$8.0
million of floating rate, obligated mandatorily redeemable securities, and
$248,000
in common securities as part of a pooled offering. The rate adjusts quarterly, equal to LIBOR plus
1.67%.
The Entity
may
redeem them, in whole or in part, at face value. The Company borrowed the proceeds of the issuance from the Entity in
December 2006
in the form of an
$8.3
million note payable, which matures in
December 2037,
and is included in the other borrowings on the Company’s Consolidated Balance Sheet.

On
January 1, 2019,
the Company adopted ASU
2016
-
02
which resulted in the recording of finance lease liabilities of
$3.8
million on the Consolidated Balance Sheet. See Note
15
of the financial statements.